Stockholders' Equity - Schedule of Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Stock Options, Options outstanding, Beginning balance	1,900,000	1,803,334
Number of Stock Options, Granted	429,012	503,333
Number of Stock Options, Exercised		(50,000)
Number of Stock Options, Expired/terminated	(26,667)	(356,667)
Number of Stock Options, Options outstanding, Ending balance	2,302,370	1,900,000
Number of Stock Options, Options exercisable, Ending balance	1,672,991	1,228,176
Weighted Average Exercise Price, Options outstanding, Beginning balance	$ 4.29	$ 3.69
Weighted Average Exercise Price, Granted	7.50	7.50
Weighted Average Exercise Price, Exercised		1.65
Weighted Average Exercise Price, Expired/terminated	7.50	3.93
Weighted Average Exercise Price, Options outstanding, Ending balance	4.84	4.29
Weighted Average Exercise Price, Options exercisable, Ending balance	$ 4.10	$ 3.99
Weighted Average Remaining Contractual Life, Options outstanding, Beginning balance	3 years 29 days	3 years 4 months 2 days
Weighted Average Remaining Contractual Life, Granted	4 years 6 months 18 days	4 years 5 months 16 days
Weighted Average Remaining Contractual Life, Options outstanding, Ending balance	1 year 3 months 29 days	3 years 29 days
Weighted Average Remaining Contractual Life, Options exercisable, Ending balance	2 years 5 months 16 days	1 year 7 months 24 days
Number of Stock Options, Options outstanding, Beginning balance	$ 6,695,876	$ 4,551,196
Number of Stock Options, Options outstanding, Ending balance	$ 2,463,498	$ 6,695,876